Short-Term Investments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Schedule of Investments [Line Items]
Financial products interest rates, minimum	3.20%
Financial products interest rates, maximum	7.00%
Minimum
Schedule of Investments [Line Items]
Maturity period of financial products	1 month
Maximum
Schedule of Investments [Line Items]
Maturity period of financial products	1 year